DISCONTINUED OPERATIONS - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Current assets of discontinued operations	$ 11,377	$ 46,972
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Total current liabilities	8,435	36,019
Discontinued Operations, Disposed of by Means Other than Sale
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Cash	1,816	2,516
Accounts receivable, net	1,311	11,776
Inventory	8,248	32,512
Prepaid expense and other current assets	2	168
Current assets of discontinued operations	11,377	46,972
Goodwill	0	26,039
Other assets	22	40
Total assets of discontinued operations	11,399	73,051
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Accounts payable and accrued expenses	3,181	2,225
Current portion of long-term debt	0	154
Vehicle floor plan payable	5,254	33,640
Total current liabilities	8,435	36,019
Other liabilities	0	3,179
Total liabilities of discontinued operations	$ 8,435	$ 39,198